Debt	12 Months Ended
Dec. 31, 2018
Debt
Debt

Note 8—Debt

Debt, net of debt premium (discount), consists of the following:

	Successor	Predecessor
	December 31, 2018	December 31, 2017
(in thousands)
Debt Obligations:
2017 Senior Secured Notes(b)(c)	$—	$439,364
2018 Senior Secured Term Loan B(b)(c)	—	718,125
2013 Revolving Credit Facility(a)(b)	—	475,000
Senior Secured Credit Facility(a)(b)	—	661,478
2020 Senior Secured Notes(b)(c)	—	750,000
First Lien Notes	747,400	—
Second Lien PIK Notes	291,935	—
Total debt	1,039,335	3,043,967
Less: liabilities subject to compromise	—	(3,043,967)
Total long-term debt	$1,039,335	$—

(a)	Repaid upon our emergence from our Chapter 11 proceedings.
(b)	Included in liabilities subject to compromise at December 31, 2017.
(c)	Exchanged for common shares upon our emergence from our Chapter 11 proceedings.

Pre-Petition Secured Debt

On November 12, 2017, the Debtors filed the Bankruptcy Petitions for relief under Chapter 11 of the Bankruptcy Code. Prior to the Petition Date, the Company had outstanding its 2017 Notes, Term Loan B, 2013 Revolving Credit Facility, SSCF and 2020 Notes (collectively, the “Pre-Petition Secured Debt”). For a description of the Pre-Petition Secured Debt, see below.

The filing of the Bankruptcy Petitions constituted an event of default with respect to the Pre-Petition Secured Debt. As a result, the corresponding Pre-Petition Debt became immediately due and payable and any efforts to enforce such payment obligations were automatically stayed as a result of the Chapter 11 proceedings. As of December 31, 2017, all debt was classified as liabilities subject to compromise on our consolidated balance sheets.

On November 19, 2018, the Company emerged from the Chapter 11 proceedings, and repaid in full the 2013 Revolving Credit Facility and SSCF, and issued common shares in satisfaction of the claims under the 2017 Notes, Term Loan B and 2020 Notes. As a result, the Pre-Petition Secured Debt is no longer outstanding.

First Lien Notes and Second Lien PIK Notes

In connection with its emergence from the Chapter 11 proceedings, the Company assumed all obligations under the $750.0 million First Lien Notes and the $273.6 million Second Lien PIK Notes.

First Lien Notes

On September 26, 2018, Pacific Drilling First Lien Escrow Issuer Limited (the “First Lien Escrow Issuer”), a private company limited by shares incorporated in the British Virgin Islands and wholly owned subsidiary of the Company, entered into an indenture (the “First Lien Notes Indenture”) with Wilmington Trust, National Association, as trustee (the “Trustee”) and collateral agent, relating to the issuance by the First Lien Escrow Issuer of $750.0 million aggregate principal amount of 8.375% First Lien Notes due 2023 (the “First Lien Notes”).

The First Lien Notes were sold in a private transaction exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), and were offered and sold under Rule 144A of the Securities Act, and to non-U.S. persons in transactions outside the United States under Regulation S of the Securities Act. The First Lien Notes have not been, and will not be, registered under the Securities Act and may not be offered or sold in the United States absent registration or an applicable exemption from, or in a transaction not subject to, the registration requirements of the Securities Act and other applicable securities laws.

Upon the emergence of the Company from the Chapter 11 proceedings on November 19, 2018, the First Lien Escrow Issuer merged into the Company and the Company assumed all obligations of the First Lien Escrow Issuer under the First Lien Notes Indenture.

The First Lien Notes accrue interest at a rate of 8.375% per annum, payable semi-annually in arrears on April 1 and October 1 of each year beginning on April 1, 2019. The First Lien Notes will mature on October 1, 2023, unless earlier redeemed or repurchased.

The First Lien Notes are jointly and severally and fully and unconditionally guaranteed on a senior secured basis by all of the Company’s subsidiaries other than the Zonda Debtors, certain immaterial subsidiaries and PIDWAL. It is expected that the Zonda Debtors will guarantee the First Lien Notes and Second Lien PIK Notes upon their emergence from bankruptcy pursuant to their separate plan of reorganization after the successful resolution of the arbitration proceeding involving the Pacific Zonda. See Note 17 for further discussion. If the Company is unsuccessful in the arbitration, the Company expects to liquidate the Zonda Debtors and the Zonda Debtors would not guarantee the First Lien Notes and Second Lien PIK Notes.

The First Lien Notes are secured by first-priority liens on substantially all assets of the Company and the guarantors (other than certain excluded property), including (i) vessels, (ii) books and records, (iii) certain deposit accounts and the amounts contained therein, (iv) assignments of proceeds of hull and machinery and loss of hire insurance, (v) assignments of earnings from drilling contracts, and (vi) equity interests owned by the Company and the guarantors, in each case, subject to certain exceptions, including that such first-priority liens will be subject to payment priority in favor of future holders, if any, of certain superpriority first lien debt of up to $50.0 million.

The First Lien Notes Indenture contains covenants limiting the ability of the Company, and any restricted subsidiary to, among other things, (i) incur or guarantee additional indebtedness and issue preferred stock, (ii) pay dividends on or redeem or repurchase capital stock, make certain investments, make certain payments on or with respect to subordinated and junior debt (including making cash interest or principal payments on the Second Lien PIK Notes (as defined below)), (iii) create or incur certain liens, (iv) impose restrictions on the ability of restricted subsidiaries to pay dividends, (v) merge or consolidate with other entities, (vi) enter into certain transactions with affiliates, (vii) impair the security interests in the collateral for the First Lien Notes, and (viii) engage in certain lines of business. These covenants are subject to a number of important exceptions and qualifications and certain of them will be suspended with respect to the First Lien Notes in the event that the First Lien Notes obtain an investment grade rating.

The Company may be required to offer to purchase the First Lien Notes at 101.0% percent of the principal amount thereof, plus accrued and unpaid interest, upon the occurrence of a Change of Control (as defined in the First Lien Notes Indenture), and at 100.0% of the principal amount, plus accrued and unpaid interest, under certain other circumstances. In addition, the Company will be required to offer to purchase First Lien Notes at 100.0% of the principal amount thereof, plus accrued and unpaid interest, with any cash proceeds from a settlement or award in connection with the arbitration relating to the Pacific Zonda with such offer to be for an aggregate principal amount of First Lien Notes equal to the lesser of (x) 50.0% of such cash proceeds and (y) $75.0 million.

At any time prior to October 1, 2020, (i) the Company may redeem the First Lien Notes, in whole or in part, at a redemption price equal to 100.0% of the principal amount thereof, plus a “make-whole” premium, (ii) the Company may redeem up to 35.0% of the original principal amount of the First Lien Notes with proceeds from certain equity offerings at a redemption price equal to 108.375% of the principal amount thereof, and (iii) not more than once in any twelve-month period, the Company may redeem up to 10.0% of the original principal amount of the First Lien Notes at a redemption price equal to 103.0% of the principal amount thereof, in each case plus accrued and unpaid interest.

At any time on or after October 1, 2020, the Company may redeem the First Lien Notes, in whole or in part, at the following redemption prices (expressed as a percentage of the principal amount), plus accrued and unpaid interest, during the twelve-month period beginning on October 1 of the years indicated: 2020 – 104.188%; 2021 – 102.094%; 2022 and thereafter – 100.000%.

The First Lien Notes Indenture contains customary events of default, including, among other things, (i) failure to make required payments; (ii) failure to comply with certain agreements or covenants; (iii) failure to pay certain other indebtedness; (iv) certain events of bankruptcy and insolvency; and (v) failure to pay certain judgments. An event of default under the First Lien Notes Indenture will allow either the Trustee or the holders of at least 25% in aggregate principal amount of the then-outstanding First Lien Notes to accelerate, or in certain cases will automatically cause the acceleration of, the amounts due under the First Lien Notes.

Intercreditor Agreement

The relationship between holders of First Lien Notes (and any future first lien debt), on the one hand, and Second Lien PIK Notes (and any future junior lien debt), on the other hand, is governed by an intercreditor agreement. Pursuant to the intercreditor agreement, the liens securing first lien debt are effectively senior in priority to the liens securing junior lien debt. If the Company incurs any future first lien debt, the relationship between holders of such debt and First Lien Notes will be governed by a collateral agency agreement. Such agreements will allow for payment priority in favor of holders of up to $50.0 million of future superpriority first lien debt.

Second Lien PIK Notes

On September 26, 2018, Pacific Drilling Second Lien Escrow Issuer Limited (the “Second Lien Escrow Issuer”), a private company limited by shares incorporated in the British Virgin Islands and wholly owned subsidiary of the Company, entered into an indenture (the “Second Lien PIK Notes Indenture”) with the Trustee, as trustee and junior lien collateral agent, relating to the issuance by the Second Lien Escrow Issuer of approximately $273.6 million aggregate principal amount of 11.0% / 12.0% Second Lien PIK Notes due 2024 (the “Second Lien PIK Notes”), of which (i) $250.0 million aggregate principal amount was issued pursuant to the Second Lien PIK Notes Offering (as defined below), and (ii) approximately $23.6 million aggregate principal amount was issued as a commitment fee to the Ad Hoc Group for their agreement to backstop the issuance of the Second Lien PIK Notes.

The Second Lien PIK Notes were sold in a private transaction exempt from the registration requirements of the Securities Act and were offered and sold under Rule 144A of the Securities Act, and to non-U.S. persons in transactions outside the United States under Regulation S of the Securities Act (the “Second Lien PIK Notes Offering”). The Second Lien PIK Notes have not been, and will not be, registered under the Securities Act and may not be offered or sold in the United States absent registration or an applicable exemption from, or in a transaction not subject to, the registration requirements of the Securities Act and other applicable securities laws.

Upon the emergence of the Company from the Chapter 11 proceedings on November 19, 2018, the Second Lien Escrow Issuer merged into the Company and the Company assumed all obligations of the Second Lien Escrow Issuer under the Second Lien PIK Notes Indenture.

For each interest period, interest is payable, at the option of the Company, (i) entirely in cash (“Cash Interest”), (ii) entirely through the issuance of additional Second Lien PIK Notes having the same terms and conditions as the Second Lien PIK Notes issued in the Second Lien PIK Notes Offering in a principal amount equal to the amount of interest then due and payable or by increasing the then outstanding aggregate principal amount of Second Lien PIK Notes (“PIK Interest”) or (iii) 50% as Cash Interest and 50% as PIK Interest. If the Company elects to pay interest for an interest period entirely in the form of Cash Interest, interest will accrue at a rate of 11.0% per annum for such interest period. If the Company elects to pay interest for an interest period entirely in the form of PIK Interest, interest will accrue at a rate of 12.0% per annum for such interest period. If the Company elects to pay 50% in Cash Interest and 50% in PIK Interest for an interest period, (i) interest in respect of the Cash Interest portion will accrue at 11.0% and (ii) interest in respect of the PIK Interest portion will accrue at 12.0% for such interest period.

Interest on the Second Lien PIK Notes will be payable semi-annually in arrears on April 1 and October 1 of each year beginning on April 1, 2019. The Second Lien PIK Notes will mature on April 1, 2024, unless earlier redeemed or repurchased.

The Second Lien PIK Notes are jointly and severally and fully and unconditionally guaranteed on a senior secured basis by all of the Company’s subsidiaries that guarantee the Company’s First Lien Notes and are secured by second-priority liens on all of the assets of the Company and the guarantors that also serve as collateral for the Company’s First Lien Notes.

The Second Lien PIK Notes Indenture contains covenants limiting the ability of the Company, and any restricted subsidiary to, among other things, (i) incur or guarantee additional indebtedness and issue preferred stock, (ii) pay dividends on or redeem or repurchase capital stock, make certain investments, make certain payments on or with respect to subordinated and junior debt, (iii) create or incur certain liens, (iv) impose restrictions on the ability of restricted subsidiaries to pay dividends, (v) merge or consolidate with other entities, (vi) enter into certain transactions with affiliates, (vii) impair the security interests in the collateral for the Second Lien PIK Notes, and (viii) engage in certain lines of business. These covenants are subject to a number of important exceptions and qualifications and certain of them will be suspended with respect to the Second Lien PIK Notes in the event that the Second Lien PIK Notes obtain an investment grade rating.

The Company may be required to offer to purchase the Second Lien PIK Notes at 101.0% percent of the principal amount thereof, plus accrued and unpaid interest, upon the occurrence of a Change of Control (as defined in the Second Lien PIK Notes Indenture) (a “Change of Control Offer”), and at 100.0% of the principal amount, plus accrued and unpaid interest, under certain other circumstances. In addition, the Company will be required to offer to purchase Second Lien PIK Notes at 100.0% of the principal amount thereof, plus accrued and unpaid interest, with the cash proceeds, if any, from a settlement or award in connection with the arbitration with SHI related to the Pacific Zonda, with such offer to be for an aggregate principal amount of the Second Lien PIK Notes equal to the lesser of (x) 50.0% of such cash proceeds and (y) $75.0 million, provided, that if the Company is required to offer to purchase the First Lien Notes with such cash proceeds, the Company shall only be required to offer to purchase the Second Lien PIK Notes with the portion thereof that has been declined by the holders of First Lien Notes.

At any time prior to April 1, 2020, (i) the Company may redeem the Second Lien PIK Notes, in whole or in part, at a redemption price equal to 100.0% of the principal amount thereof, plus a “make-whole” premium, and (ii) the Company may redeem up to 35.0% of the original principal amount of the Second Lien PIK Notes with the proceeds from certain equity offerings at a redemption price equal to 112.0%, in each case plus accrued and unpaid interest.

At any time on or after April 1, 2020, the Company may redeem the Second Lien PIK Notes, in whole or in part, at the following redemption prices (expressed as a percentage of principal amount), plus any accrued and unpaid interest, during the six-month period beginning on the dates indicated below:

Date	Price
April 1, 2020	112.0%
October 1, 2020	109.0%
April 1, 2021	106.0%
October 1, 2021	103.0%
April 1, 2022 and thereafter	100.0%

At any time a Change of Control occurs, the Company may redeem all, but not less than all, of the Second Lien PIK Notes at the following redemption prices (expressed as a percentage of principal amount), plus any accrued and unpaid interest, during the six-month period beginning on the dates indicated below:

Date	Price
April 1, 2020	106.0%
October 1, 2020	109.0%
April 1, 2021	106.0%
October 1, 2021	103.0%
April 1, 2022 and thereafter	100.0%

If the Company exercises this Change of Control redemption right, it may elect not to make the Change of Control Offer described above.

The Second Lien PIK Notes Indenture contains customary events of default, including, among other things, (i) failure to make required payments; (ii) failure to comply with certain agreements or covenants; (iii) failure to pay certain other indebtedness; (iv) certain events of bankruptcy and insolvency; and (v) failure to pay certain judgments. An event of default under the Second Lien PIK Notes Indenture will allow either the Trustee or the holders of at least 25.0% in aggregate principal amount of the then-outstanding Second Lien PIK Notes to accelerate, or in certain cases, will automatically cause the acceleration of, the amounts due under the Second Lien PIK Notes.

Description of Pre-Petition Secured Debt

2017 Senior Secured Notes

In November 2012, Pacific Drilling V Limited (“PDV”), an indirect, wholly-owned subsidiary of the Company, and the Company, as guarantor, completed a private placement of $500.0 million in aggregate principal amount of 7.25% senior secured notes due 2017 (the “2017 Notes”). The 2017 Notes bore interest at 7.25% per annum, payable semiannually on June 1 and December 1, with a scheduled maturity on December 1, 2017.

The 2017 Notes were secured by a first-priority security interest (subject to certain exceptions) in the Pacific Khamsin, and substantially all of the other assets of PDV, including an assignment of earnings and insurance proceeds related to the Pacific Khamsin.

During the year ended December 31, 2016, we repurchased $60.6 million of our 2017 Notes.

Effective November 19, 2018, we issued common shares in satisfaction of the 2017 Notes, and thus they are no longer outstanding.

Senior Secured Credit Facility

In February 2013, Pacific Sharav S.à r.l. and Pacific Drilling VII Limited (together, the “SSCF Borrowers”) and the Company, as guarantor, entered into a senior secured credit facility agreement, as amended and restated (the “SSCF”), to finance the construction, operation and other costs associated with the Pacific Sharav and the Pacific Meltem (the “SSCF Vessels”). The SSCF was primarily secured on a first priority basis by liens on the SSCF Vessels, and by an assignment of earnings and insurance proceeds relating thereto.

In 2015, we completed the final drawdown under this facility, resulting in a cumulative total drawdown of $985.0 million. Following the final drawdown, the SSCF consisted of two principal tranches: (i) a Commercial Tranche of $492.5 million provided by a syndicate of commercial banks and (ii) a Garanti — Instituttet for Eksportkreditt (“GIEK”) Tranche of $492.5 million guaranteed by GIEK, comprised of two sub-tranches: (x) an Eksportkreditt Norge AS (“EKN”) sub-tranche of $246.3 million and (y) a bank sub-tranche of $246.3 million.

Borrowings under (A) the Commercial Tranche bore interest at London Interbank Offered Rate (“LIBOR”) plus a margin of 3.75%, (B) the EKN sub-tranche bore interest, at our option, at (i) LIBOR plus a margin of 1.5% (which margin could be reset on May 31, 2019) or (ii) at a Commercial Interest Reference Rate of 2.37% and (C) the bank sub-tranche bore interest at LIBOR plus a margin of 1.5%. Borrowings under both sub-tranches were also subject to a guarantee fee of 2% per annum. Interest was payable quarterly.

The Commercial Tranche had a scheduled maturity on May 31, 2019. Loans made with respect to the Pacific Sharav under the GIEK Tranche had a scheduled maturity on May 12, 2026. Loans made with respect to the Pacific Meltem under the GIEK Tranche had a scheduled maturity on November 24, 2026. The GIEK Tranche contained a put option exercisable if the Commercial Tranche was not refinanced or renewed on or before February 28, 2019 requiring each SSCF Borrower to prepay, in full, the portion of all outstanding loans that relate to the GIEK Tranche, on or before May 31, 2019, without any premium, penalty or fees of any kind. The SSCF required semiannual amortization payments of $39.9 million; however, we did not make these payments during the pendency of our Chapter 11 proceedings.

Effective November 19, 2018, pursuant to the Plan, we repaid the SSCF in full and thus it is no longer outstanding.

2020 Senior Secured Notes

On June 3, 2013, we completed a $750.0 million private placement of 5.375% senior secured notes due 2020 (the “2020 Notes”).

The 2020 Senior Secured Notes bore interest at 5.375% per annum, payable semiannually on June 1 and December 1, with a scheduled maturity on June 1, 2020.

The 2020 Senior Secured Notes were guaranteed by each of our subsidiaries that own the Pacific Bora, the Pacific Mistral, the Pacific Scirocco and the Pacific Santa Ana (the “Shared Collateral Vessels”), each of our subsidiaries that own or previously owned equity or similar interests in a Shared Collateral Vessel-owning subsidiary, and certain other of our subsidiaries that are parties to charters in respect of the Shared Collateral Vessels, and by certain other future subsidiaries.

The 2020 Senior Secured Notes were secured, on an equal and ratable, first priority basis, with the obligations under the Senior Secured Term Loan B (as defined below), the 2013 Revolving Credit Facility (as defined below) and certain future obligations, subject to payment priorities in favor of lenders under the 2013 Revolving Credit Facility pursuant to the terms of an intercreditor agreement (the “Pre-Petition Intercreditor Agreement”), by liens on the Shared Collateral Vessels, a pledge of the equity of the entities that own the Shared Collateral Vessels, assignments of earnings and insurance proceeds with respect to the Shared Collateral Vessels, and certain other assets of the subsidiary guarantors (collectively, the “Shared Collateral”).

Effective November 19, 2018, pursuant to the Plan, we issued common shares in satisfaction of the 2020 Notes and thus they are no longer outstanding.

2018 Senior Secured Institutional Term Loan – Term Loan B

On June 3, 2013, we entered into a $750.0 million senior secured institutional term loan maturing 2018 (the “Term Loan B”). The Term Loan B bore interest, at our election, at either (1) LIBOR, which would not be less than a floor of 1% plus a margin of 3.5% per annum, or (2) a rate of interest per annum equal to (i) the prime rate for such day, (ii) the sum of the federal funds rate plus 0.5% or (iii) 1% per annum above the one-month LIBOR, whichever was the highest rate in each case plus a margin of 2.5% per annum. Interest was payable quarterly. The Term Loan B required quarterly amortization payments of $1.9 million and had a scheduled maturity on June 3, 2018; however, we did not make these payments during the pendency of our Chapter 11 proceedings.

Term Loan B was secured by the Shared Collateral and subject to the terms and provisions of the Pre-Petition Intercreditor Agreement.

Effective November 19, 2018, pursuant to the Plan, we issued common shares in satisfaction of Term Loan B and thus it is no longer outstanding.

2013 Revolving Credit Facility

On June 3, 2013, we entered into a $500.0 million senior secured revolving credit facility with a scheduled maturity on June 3, 2018 (as amended, the “2013 Revolving Credit Facility”). The 2013 Revolving Credit Facility was secured by the Shared Collateral and subject to the provisions of the Pre-Petition Intercreditor Agreement. The 2013 Revolving Credit Facility permitted loans to be extended up to a maximum sublimit of $475.0 million and permitted letters of credit to be issued up to a maximum sublimit of $300.0 million, subject to a $475.0 million overall facility limit.

Borrowings under the 2013 Revolving Credit Facility bore interest, at our option, at either (1) LIBOR plus a margin ranging from 3.25% to 3.75% based on our leverage ratio, or (2) a rate of interest per annum equal to (i) the prime rate for such day, (ii) the sum of the federal funds rate plus 0.5% or (iii) 1% per annum above the one-month LIBOR, whichever was the highest rate in each case plus a margin ranging from 2.25% to 2.75% per annum based on our leverage ratio. Undrawn commitments accrued a fee ranging from 1.3% to 1.5% per annum based on our leverage ratio. Interest was payable quarterly. Outstanding but undrawn letters of credit accrued a fee at a rate equal to the margin on LIBOR loans minus 1%.

Effective November 19, 2018, pursuant to the Plan, we repaid the 2013 Revolving Credit Facility in full and thus it is no longer outstanding.

Maturities of Long-Term Debt

As of December 31, 2018, the aggregate maturities of our debt, excluding any PIK interest and net unamortized premium of $7.1 million, were as follows:

(in thousands)
Years ending December 31,
2019	$—
2020	—
2021	—
2022	—
2023	750,000
Thereafter	273,614
Total	$1,023,614